Average Annual Total Returns		12 Months Ended	27 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (Index returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	24.86%
iShares U.S. Large Cap Premium Income Active ETF
Prospectus [Line Items]
Average Annual Return, Percent		14.24%	21.07%
Performance Inception Date			Sep. 26, 2023
iShares U.S. Large Cap Premium Income Active ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2]	12.52%	18.84%
Performance Inception Date	[2]		Sep. 26, 2023
iShares U.S. Large Cap Premium Income Active ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]	8.65%	15.52%
Performance Inception Date	[2]		Sep. 26, 2023

[1]	An unmanaged index that covers 500 leading companies and captures approximately 80% coverage of available market capitalization.
[2]
After‑tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown, and after‑tax returns shown are not relevant to tax‑exempt investors or investors who hold shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.